COMMITMENTS AND CONTINGENT LIABILITIES (Details Textual) - USD ($) $ in Thousands	1 Months Ended	12 Months Ended
	Jul. 31, 2015	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
COMMITMENTS AND CONTINGENT LIABILITIES [Line Items]
Bank Loans		$ 362
Royalty Percentage		5.00%
Accrued Royalties		$ 2,444
Amount of claim		91
Annual Management Fee				$ 180
Rent expenses		2,327	$ 2,380	$ 2,332
Pointer Brazil [Member]
COMMITMENTS AND CONTINGENT LIABILITIES [Line Items]
Payments for Legal Settlements		486
Litigation Settlement Interest		2,037
Litigation Settlement, Expense		2,523
Loss Contingency Accrual, Provision		$ 77
Loss Contingency, Settlement Agreement, Terms		14 years
Litigation Reduction Percentage		43.00%
Loss Contingency, Loss in Period	$ 12,100